COMMITMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Contractual capital commitments	$ 47,498	$ 0
With in one year
Contractual capital commitments	15,833	0
With in 2 to 5 years
Contractual capital commitments	$ 31,665	$ 0